INVESCO VARIABLE INVESTMENT FUNDS, INC.
                       INVESCO VIF - HEALTH SCIENCES FUND

                            Supplement to Prospectus
                              Dated April 30, 2000

The section of the Prospectus entitled "Portfolio Manager" is amended to (1) delete the section in its entirety and (2) substitute the following in its place:

     The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio holdings:

     JOHN R. SCHROER, Director of Research and a senior vice president of INVESCO and a vice president of INVESCO Global Health Sciences Fund, is a co-portfolio manager of the Fund. Before joining INVESCO in 1992, John was an assistant vice president with Trust Company of the West. He is a Chartered Financial Analyst. John holds an M.B.A. and B.S. from the University of Wisconsin - Madison.

     THOMAS R. WALD, a vice president of INVESCO, is a co-portfolio manager of the Fund. Before joining INVESCO in 1997, Tom was an analyst with Munder Capital Management, Duff & Phelps and Prudential Investment Corp. He is a Chartered Financial Analyst. Tom holds an M.B.A. from the Wharton School at the University of Pennsylvania and a B.A. from Tulane University.

The date of this Supplement is November 15, 2000.

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.

                           INVESCO VIF - DYNAMICS FUND
                      INVESCO VIF - FINANCIAL SERVICES FUND
                       INVESCO VIF - HEALTH SCIENCES FUND
                          INVESCO VIF - TECHNOLOGY FUND
                      INVESCO VIF - TELECOMMUNICATIONS FUND

                  Supplement to Prospectus Dated April 30, 2000

The section of the Prospectus entitled "Portfolio Managers" is amended to (1) delete the first paragraph and (2) substitute the following in its place:

      The following individuals are primarily responsible for the day-to-day management of their respective Fund's or Funds' portfolio holdings:

            FUND                          PORTFOLIO MANAGER

            VIF - Dynamics                Timothy J. Miller
                                          Thomas R. Wald
            VIF - Financial Services      Jeffrey G. Morris
            VIF - Health Sciences         John R. Schroer
                                          Thomas R. Wald
            VIF - Technology              William R. Keithler
            VIF - Telecommunications      Brian B. Hayward

In addition, the section of the Prospectus entitled "Portfolio Managers" is amended to (1) delete the sixth and seventh paragraphs and (2) substitute the following in their place:

     JOHN R. SCHROER, Director of Research and a senior vice president of INVESCO and a vice president of INVESCO Global Health Sciences Fund, is a co-portfolio manager of Health Sciences Fund. Before joining INVESCO in 1992, John was an assistant vice president with Trust Company of the West. He is a Chartered Financial Analyst. John holds an M.B.A. and B.S. from the University of Wisconsin - Madison.

     THOMAS R. WALD, a vice president of INVESCO, is a co-portfolio manager of Health Sciences and Dynamics Funds. Before joining INVESCO in 1997, Tom was an analyst with Munder Capital Management, Duff & Phelps and Prudential Investment Corp. He is a Chartered Financial Analyst. Tom holds an M.B.A. from the Wharton School at the University of Pennsylvania and a B.A. from Tulane University.

In addition, the section of the Prospectus entitled "Portfolio Managers" is amended to delete the tenth paragraph.

The date of this Supplement is November 15, 2000.